Organization and Principal Activities - Details of Subsidiaries, VIEs and VIEs' Subsidiaries (Parenthetical) (Details) - 12 months ended Feb. 29, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Organization And Principal Activities [Abstract]
Payments to acquire non-controlling interests	¥ 3,335	$ 477